UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-05051

                       Centennial America Fund, L.P.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003


ITEM 1.  REPORTS TO STOCKHOLDERS.

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STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------


                                                   Principal              Value
                                                      Amount         See Note 1
--------------------------------------------------------------------------------
 U.S. Government Agencies--85.5%
--------------------------------------------------------------------------------
 FNMA Master Credit Facility:
 0.92%, 10/1/03                                   $3,000,000        $ 2,992,947
 1.20%, 7/1/03                                     5,000,000          5,000,000
 1.24%, 7/3/03                                     2,935,000          2,934,798
--------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.124%, 8/27/03                                   2,000,000          1,996,441
 1.145%, 8/20/03                                   2,287,000          2,283,887
 6.375%, 11/14/03                                  3,000,000          3,059,320
------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.14%, 9/30/03                                    5,000,000          4,985,655
 1.21%, 10/27/03                                   2,000,000          1,992,068
 6.375%, 11/15/03                                  2,500,000          2,548,027
--------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 0.96%, 9/26/03                                    3,000,000          2,993,040
 1.025%, 12/12/03                                  2,340,000          2,329,073
 1.14%, 11/26/03                                   1,364,000          1,358,112
 1.16%, 8/13/03                                    2,499,000          2,495,537
 1.20%, 7/16/03                                    3,000,000          2,998,519
                                                                    ------------
 Total U.S. Government Agencies (Cost $39,967,424)                   39,967,424


--------------------------------------------------------------------------------
 Joint Repurchase Agreements--16.6% 1
--------------------------------------------------------------------------------
 Undivided interest of 2.32% in joint repurchase
 agreement (Principal Amount/Market Value
 $333,680,000, with a maturity value of
 $333,690,103) with PaineWebber, Inc., 1.09%,
 dated 6/30/03, to be repurchased at $7,730,234
 on 7/1/03, collateralized by Federal Home Loan
 Mortgage Corp., 4.50%-7%, 5/1/18-11/1/32,
 with a value of $340,827,924 (Cost $7,730,000)    7,730,000          7,730,000

--------------------------------------------------------------------------------
 Total Investments, at Value (Cost $47,697,424)        102.1%        47,697,424
--------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                  (2.1)          (965,277)
                                                  ------------------------------
 Net Assets                                            100.0%       $46,732,147
                                                  ==============================


Footnotes to Statement of Investments
1. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.
See accompanying Notes to Financial Statements.





                4 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 June 30, 2003
--------------------------------------------------------------------------------
 Assets

 Investments, at value (including cost and market value of
 $7,730,000 in repurchase agreements) (cost $47,697,424)--
 see accompanying statement                                         $47,697,424
--------------------------------------------------------------------------------
 Cash                                                                    32,379
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                   2,452,847
 Interest                                                                45,056
 Other                                                                   14,416
                                                                    ------------
 Total assets                                                        50,242,122

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                2,992,947
 Shares of beneficial interest redeemed                                 466,750
 Service plan fees                                                       19,680
 Shareholder reports                                                     11,043
 Dividends                                                                3,849
 Tax provision                                                            3,430
 Managing General Partners' compensation                                  1,222
 Transfer and shareholder servicing agent fees                              757
 Other                                                                   10,297
                                                                    ------------
 Total liabilities                                                    3,509,975

--------------------------------------------------------------------------------
 Net Assets                                                         $46,732,147
                                                                    ============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                    $46,730,546
--------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                 1,601
                                                                    ------------
 Net Assets--applicable to 46,730,546 shares of beneficial
 interest outstanding                                               $46,732,147
                                                                    ============


--------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and
 Offering Price Per Share                                                 $1.00


 See accompanying Notes to Financial Statements.





                5 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


 For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------
 Investment Income

 Interest                                                              $250,005

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                         87,241
--------------------------------------------------------------------------------
 Service plan fees                                                       38,646
--------------------------------------------------------------------------------
 Shareholder reports                                                     14,389
--------------------------------------------------------------------------------
 Registration and filing fees                                             8,910
--------------------------------------------------------------------------------
 Tax provision                                                            8,644
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                            4,624
--------------------------------------------------------------------------------
 Managing General Partners' compensation                                  3,179
--------------------------------------------------------------------------------
 Custodian fees and expenses                                                189
--------------------------------------------------------------------------------
 Other                                                                    6,353
                                                                       ---------
 Total expenses                                                         172,175
 Less reduction to custodian expenses                                      (189)
                                                                       ---------
 Net expenses                                                           171,986

--------------------------------------------------------------------------------
 Net Investment Income                                                   78,019

--------------------------------------------------------------------------------
 Net Realized Gain on Investments                                            65

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                  $ 78,084
                                                                       =========


 See accompanying Notes to Financial Statements.


                6 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                      Six Months           Year
                                                           Ended          Ended
                                                   June 30, 2003   December 31,
                                                     (Unaudited)           2002
--------------------------------------------------------------------------------
 Operations

 Net investment income                               $    78,019   $    391,841
--------------------------------------------------------------------------------
 Net realized gain                                            65            563
                                                     ---------------------------
 Net increase in net assets resulting
    from operations                                       78,084        392,404

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income                    (78,019)      (391,841)

--------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting
    from beneficial interest transactions             12,772,607    (15,664,910)
--------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                            12,772,672    (15,664,347)
--------------------------------------------------------------------------------
 Beginning of period                                  33,959,475     49,623,822
                                                     ---------------------------
 End of period                                       $46,732,147   $ 33,959,475
                                                     ===========================


 See accompanying Notes to Financial Statements.


                7 | CENTENNIAL AMERICA FUND, L.P.

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months                                                                Year
                                                        Ended                                                               Ended
                                                June 30, 2003                                                            Dec. 31,
                                                  (Unaudited)          2002          2001          2000          1999        1998
----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $1.00         $1.00         $1.00         $1.00         $1.00       $1.00
----------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                   -- 1         .01           .03           .05           .04         .04
 Dividends and/or distributions to shareholders            -- 1        (.01)         (.03)         (.05)         (.04)       (.04)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $1.00         $1.00         $1.00         $1.00         $1.00       $1.00
                                                        ==========================================================================

----------------------------------------------------------------------------------------------------------------------------------
 Total Return 2                                          0.20%         0.97%         3.27%         5.52%         3.82%       4.40%

----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)             $46,732       $33,959       $49,624       $43,005       $27,503     $22,162
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $39,143       $40,218       $49,690       $35,333       $24,285     $19,724
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                   0.40%         0.97%         3.27%         5.35%         3.82%       4.23%
 Expenses, gross                                         0.89%         0.87%         0.87%         1.00%         1.32%       1.22% 4
 Expenses, net                                           0.89% 5       0.87% 5       0.87% 5       1.00% 5       1.32%       1.22%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.





                8 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund elected to be treated as an "Electing 1987 Partnership". As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               Six Months Ended June 30, 2003       Year Ended December 31, 2002
                                                     Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------------
 Sold                                            92,121,073      $ 92,121,073      177,080,061     $ 177,080,061
 Dividends and/or distributions reinvested           71,216            71,216          372,003           372,003
 Redeemed                                       (79,419,682)      (79,419,682)    (193,116,974)     (193,116,974)
                                                -----------------------------------------------------------------
 Net increase (decrease)                         12,772,607      $ 12,772,607      (15,664,910)    $ (15,664,910)
                                                =================================================================


                9 | CENTENNIAL AMERICA FUND, L.P.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million.
--------------------------------------------------------------------------------
 Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays SSI a $14.75 per account fee.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Service Plan (12b-1) Fees. The Fund has adopted a service plan. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold shares of the Fund. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Fund. During the six months ended June 30, 2003, the Fund paid zero to a broker/dealer affiliated with the Manager as reimbursement for distribution-related expenses.
--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii)on the SEC's website at www.sec.gov.





                10 | CENTENNIAL AMERICA FUND, L.P.

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)